DEBT SECURITIES	12 Months Ended
Sep. 30, 2011
DEBT SECURITIES
DEBT SECURITIES

3.              DEBT SECURITIES

The amortized cost and estimated fair value of debt securities available for sale at September 30, 2011 and 2010 are summarized as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government- sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

September 30, 2010:
Debt obligations of government- sponsored entities	$8,000,836	$706	$(450)	$8,001,092
Weighted average yield at the end of the year	0.25%

As of September 30, 2011 and 2010, the Company did not have any debt securities available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and fair values of available-for-sale debt securities at September 30, 2011, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$11,428,995	$11,428,672
Over one through five years	3,027,781	3,028,400
	$14,456,776	$14,457,072

Debt securities with carrying values totaling approximately $14.5 million at September 30, 2011 were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

Proceeds from the sale of available-for-sale securities totaled $56.3 million for the year end September 30, 2009.  Gross gains and gross losses totaling $458,000 and $156,000, respectively, were realized on these sales during the year ended September 30, 2009. There were no such sales during the years September 30, 2011 and 2010.